Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Financial Income and Expenses
Schedule of financial income and expenses

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Income from cash and cash equivalents	120	157	226
Foreign exchange gains	21	18	40
Fair value variation gains / losses	—	—	1,791
Total financial income	142	175	2,057
Interest cost	(4)	(3)	(66)
Losses on cash and cash equivalents	(202)	—	—
Foreign exchange losses	(36)	(62)	(5,884)
Other financial expenses	(11)	(16)	(8)
Interests costs on discounted liabilities	—	—	(8)
Total financial expenses	(253)	(81)	(5,959)
Net financial income (loss)	(111)	93	(3,902)